Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		6 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2009 Successor [Member]	Dec. 31, 2010 Successor [Member]	Aug. 24, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Cash Flows from operating activities
Net (loss) income	$ (27,467)	$ (16,643)	$ (9,776)	$ (21,397)	$ (34,584)	$ 19,621
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization	32,566	25,574	9,789	35,226	8,294	9,134
Provision for doubtful accounts receivable	1,738	487	126	776	540	1,225
Deferred income taxes			(1,572)	(7,561)	10,916	(3,680)
Amortization of deferred financing costs and original issue discount	1,812	884		1,191
Stock based compensation	2,927				22,514	13,417
Excess tax benefit from stock based compensation					(684)	(521)
Impairment charges						2,433
Loss (gain) on disposal of assets	188	159		570	(7)
Loss on redemption of senior secured notes	16,629
Change in operating assets and liabilities, net of effect of business acquisitions:
(Increase) decrease in accounts receivable	(28,672)	(9,906)	(1,068)	(11,120)	9,574	(1,013)
Decrease (increase) in prepaid expenses and other assets	(5,145)	447	780	23,832	(28,626)	4,540
Increase (decrease) in accounts payable	(3,629)	1,769	(463)	2,197	(572)	(194)
(Decrease) increase in accrued expenses	3,959	(1,974)	2,771	(3,060)	33,327	(2,835)
Increase in other liabilities	1,119	2,368	12,254	6,500	4,773	55
Increase (decrease) in deferred revenue	(3,773)	(878)	1,392	4,082	(177)	468
Net cash (used in) provided by operating activities	(7,748)	2,287	14,233	31,236	25,288	42,650
Cash flows from investing activities
Proceeds from sale of Savingforcollege.com				250
Purchases of furniture, fixtures and equipment and capitalized website development costs	(4,992)	(3,477)	(895)	(4,488)	(1,820)	(4,883)
Cash used in business acquisitions, net	(26,440)	(352,141)	(501,467)	(355,169)	(11,780)	(114,896)
Restricted cash	2	2		2
Cash paid for acquisition earnouts and contingent liabilities	(576)	(13,583)	(3,766)	(13,583)
Net cash used in investing activities	(32,006)	(369,199)	(506,128)	(372,988)	(13,600)	(119,779)
Cash flows from financing activities
Proceeds from issuance of senior secured notes		297,231		297,231
Repurchase of senior secured notes	(117,337)
Underwriting fees and direct costs on issuance of senior secured notes				(11,578)
Proceeds from issuance of stockholder debt		40	203,477	40
Purchase of Company common stock					(730)	(4,392)
Proceeds from issuance of common stock			305,215	100,196	1,613	1,997
Proceeds from issuance of preferred and common stock	170,319	99,471
Excess tax benefit from share-based compensation					684	521
Deferred financing costs	(2,950)	(11,578)
(Payment) proceeds to/from dissenting stockholders	(61,253)		60,893	(6,141)
Net cash provided by (used in) financing activities	(11,221)	385,164	569,585	379,748	1,567	(1,874)
Effect of exchange rate on cash and cash equivalents	(166)	(215)		(56)
Net increase (decrease) in cash	(51,141)	18,037	77,690	37,940	13,255	(79,003)
Cash-beginning of period	115,630	77,690		77,690	46,055	125,058
Cash-end of period	64,489	95,727	77,690	115,630	59,310	46,055
Cash paid for interest	35,060	25,485		25,485
Income tax (refunds), net of payments	(317)	(14,792)	160	(14,876)	6,144	13,244
Supplemental disclosures of non-cash investing and financing activities
Acquisition earn-outs payable						11,750
Acquisition-related payables				1,785
Note Payable to Seller in Acquisition of Website				500
Debt converted to common stock				224,562
Promissory notes issued for common stock				$ 195